Dec. 09, 2022
Virtus Silvant Large-Cap Growth Stock Fund
Virtus Silvant Large-Cap Growth Stock Fund

Virtus Silvant Large-Cap Growth Stock Fund,

a series of Virtus Asset Trust

Supplement dated December 9, 2022 to the Summary Prospectus

and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2022, as supplemented

IMPORTANT NOTICE TO INVESTORS

Shareholders of Virtus Silvant Large-Cap Growth Stock Fund (the “Fund”) approved a change to the Fund’s fundamental policy and classification from a diversified fund to a non-diversified fund. The changes to the Fund’s fundamental policy are effective December 9, 2022. The resulting disclosure changes are described below.

Under “Principal Investment Strategies” in the Fund’s summary prospectus and summary section of the statutory prospectus, the following sentence is hereby added at the end the fourth paragraph: “The fund is non-diversified under federal securities laws.”

Under “Principal Risks” in the Fund’s summary prospectus and the Fund’s summary section of the statutory prospectus, the following disclosure is hereby added:

>	Non-Diversification Risk. The fund is not diversified and may be more susceptible to factors negatively impacting its holdings to the extent the fund invests more of its assets in the securities of fewer issuers than would a diversified fund.

Investors should retain this supplement with the Prospectuses for future reference.